Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,734	£ 5,965	£ 5,162
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,172	3,288
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,302	1,353
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 1,260	£ 1,324